Trade and other payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure detailed information about of trade payable [Abstract]
Trade payables	€ 33,067	€ 37,751
Accrued expenses	33,594	32,076
Employee related liabilities	3,175	3,566
Payroll taxes, social security and VAT payables	2,544	2,735
Other payables	1,539	820
Total	€ 73,919	€ 76,948